Going Concern (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Going Concern (Textual)
Net loss	$ (306,910)	$ (108,390)	$ (1,048,559)	$ (353,758)	$ (590,059)	$ (490,742)	$ (64,552)
Accumulated deficit	$ (7,023,467)		$ (7,023,467)		$ (5,970,024)	$ (5,327,102)